[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08044
MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

			Face
			Amount	Value
			(000)	(000)
CORPORATE BONDS AND NOTES (93.4%)
Aerospace (1.2%)
Hexcel Corp.
6.75%, 2/1/15			$485	$483
K&F Acquisition, Inc.
7.75%, 11/15/14	(g)		570	580
				1,063
Broadcasting (0.8%)
LIN Television Corp.
6.50%, 5/15/13			700	661
Cable (5.8%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	(a)	EUR	670	923
Cablevision Systems Corp.
9.62%, 4/1/09	(b)		$775	817
CCH I LLC
11.00%, 10/1/15			561	469
Echostar DBS Corp.
6.625%, 10/1/14	(g)		775	753
6.375%, 10/1/11			75	74
Intelsat Subsidiary Holding Co., Ltd.
8.25%, 1/15/13			55	56
8.625%, 1/15/15			545	565
9.61%, 1/15/12	(b)		400	408
PanAmSat Corp.
9.00%, 8/15/14			621	657
Renaissance Media Group LLC
10.00%, 4/15/08	(c)		275	276
				4,998
Chemicals (5.6%)
Cognis Deutschland GmbH & Co. KG
7.23%, 11/15/13	(a)(b)	EUR	540	672
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08	(g)		$601	641
10.625%, 5/1/11			145	158
Huntsman International LLC
10.125%, 7/1/09			1	1
10.125%, 7/1/09		EUR	259	328
Innophos, Inc.
8.875%, 8/15/14	(b)		$150	157
Innophos Investments Holdings, Inc.
12.75%, 2/15/15			398	403
Koppers, Inc.
9.875%, 10/15/13			120	132
Millennium America, Inc.
9.25%, 6/15/08			438	447
Nalco Co.
7.75%, 11/15/11			345	351
8.875%, 11/15/13			505	528
Rockwood Specialties Group, Inc.
7.625%, 11/15/14		EUR	150	189
10.625%, 5/15/11			$405	446
Westlake Chemical Corp.
6.625%, 1/15/16			410	407
				4,860
Consumer Products (2.3%)
Levi Strauss & Co.
9.74%, 4/1/12	(b)(g)		1,230	1,279

Oxford Industries, Inc.
8.875%, 6/1/11		255	264
Rayovac Corp.
8.50%, 10/1/13
Spectrum Brands, Inc.
7.375%, 2/1/15		65	57
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		364	392
			1,992
Diversified Media (4.8%)
Advanstar Communications, Inc.
10.75%, 8/15/10		100	109
AMC Entertainment, Inc.
9.00%, 8/15/10	(b)	345	358
CanWest Media, Inc.
8.00%, 9/15/12		824	849
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		270	310
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		415	461
Houghton Mifflin Co.
8.25%, 2/1/11		245	255
9.875%, 2/1/13	(g)	700	756
Nebraska Book Co., Inc.
8.625%, 3/15/12		215	199
Primedia, Inc.
8.875%, 5/15/11	(g)	535	524
Quebecor World Capital Corp
8.75%, 3/15/16	(a)	285	279
			4,100
Energy (9.8%)
Chaparral Energy, Inc.
8.50%, 12/1/15	(a)	705	737
CHC Helicopter Corp.
7.375%, 5/1/14		960	984
Chesapeake Energy Corp.
7.50%, 9/15/13	(g)	890	934
Cia Generale de Geophysique SA
7.50%, 5/15/15		220	228
El Paso Production Holding Co.
7.75%, 6/1/13		665	692
Hanover Compressor Co.
8.625%, 12/15/10		120	126
9.00%, 6/1/14	(g)	450	486
Hanover Equipment Trust
8.75%, 9/1/11		250	263
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15	(a)	795	797
10.50%, 9/1/10	(a)	355	393
Husky Oil Co.
8.90%, 8/15/28	(b)(g)	855	908
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		231	248
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		450	460
Pogo Producing Co.
6.875%, 10/1/17		570	566
Vintage Petroleum, Inc.
7.875%, 5/15/11		545	567
			8,389
Financials (0.6%)
Residential Capital Corp.
6.375%, 6/30/10		485	489
Food & Drug (3.3%)
Albertson’s Inc
7.25%, 5/1/13		460	455
7.50%, 2/15/11		205	209

CA FM Lease Trust
8.50%, 7/15/17	(a)		572	617
Delhaize America, Inc.
8.125%, 4/15/11	(g)		440	477
Jean Coutu Group, Inc.
7.625%, 8/1/12			185	181
8.50%, 8/1/14			525	484
Rite Aid Corp.
8.125%, 5/1/10			385	395
				2,818
Food & Tobacco (5.3%)
Michael Foods, Inc.
8.00%, 11/15/13			405	415
Pilgrim’s Pride Corp.
9.25%, 11/15/13			495	501
9.625%, 9/15/11			1,045	1,095
RJ Reynolds Tobacco Holdings Inc.
6.50%, 7/15/10			1,085	1,098
Smithfield Foods, Inc.
7.00%, 8/1/11			1,175	1,175
7.625%, 2/15/08			265	272
				4,556
Forest Products (6.2%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	(g)		705	610
Covalence Specialty Materials Corp.
10.25%, 3/1/16	(a)		540	570
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13	(a)		335	348
Crown European Holdings SA
6.25%, 9/1/11		EUR	245	316
Graham Packaging Co., Inc.
8.50%, 10/15/12		$195		198
9.875%, 10/15/14			580	590
Graphic Packaging International Corp.
9.50%, 8/15/13	(g)		670	630
JSG Funding plc
10.125%, 10/1/12		EUR	196	267
Owens-Brockway Glass Container, Inc.
8.25%, 5/15/13		$1,175		1,234
Owens-Illinois, Inc.
7.35%, 5/15/08			360	365
Pliant Corp.
11.125%, 9/1/09	(d)		115	122
13.00%, 6/1/10	(d)		227	94
				5,344
Gaming & Leisure (4.7%)
Caesar’s Entertainment, Inc.
8.875%, 9/15/08			250	268
HMH Properties, Inc.
7.875%, 8/1/08			31	32
Host Marriott LP REIT
7.125%, 11/1/13			450	460
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			885	878
Las Vegas Sands Corp.
6.375%, 2/15/15			520	502
MGM Mirage
6.00%, 10/1/09			995	985
Station Casinos, Inc.
6.00%, 4/1/12			885	877
				4,002
Health Care (6.6%)
AmerisourceBergen Corp.
5.625%, 9/15/12	(a)		745	736
Community Health Systems, Inc.
6.50%, 12/15/12			410	399

Fisher Scientific International, Inc.
6.125%, 7/1/15			430	422
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08			935	961
HCA, Inc.
6.30%, 10/1/12			200	196
8.70%, 2/10/10			265	286
8.75%, 9/1/10			685	746
MedCath Holdings Corp.
9.875%, 7/15/12			500	523
Omnicare, Inc.
6.75%, 12/15/13			495	495
Tenet Healthcare Corp.
7.375%, 2/1/13			230	211
9.875%, 7/1/14			225	229
Warner Chilcott Corp.
9.25%, 2/1/15	(a)		485	484
				5,688
Housing (2.6%)
Goodman Global Holding Co., Inc.
7.49%, 6/15/12	(b)		170	174
Interface, Inc.
7.30%, 4/1/08	(g)		135	138
9.50%, 2/1/14			535	551
10.375%, 2/1/10			165	182
Nortek, Inc.
8.50%, 9/1/14			655	670
Technical Olympic USA, Inc.
9.00%, 7/1/10			265	273
10.375%, 7/1/12			225	228
				2,216
Information Technology (2.4%)
Iron Mountain, Inc.
7.75%, 1/15/15			375	379
8.625%, 4/1/13	(g)		595	622
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08			550	522
Sungard Data Systems, Inc.
9.125%, 8/15/13	(a)		445	473
9.43%, 8/15/13	(a)(b)		45	48
				2,044
Manufacturing (3.9%)
General Cable Corp.
9.50%, 11/15/10			255	277
Johnsondiversey, Inc.
9.625%, 5/15/12			511	526
9.625%, 5/15/12		EUR	235	293
Manitowoc Co., Inc. (The)
10.375%, 5/15/11			768	991
NMHG Holding Co.
10.00%, 5/15/09		$853		896
Propex Fabrics, Inc.
10.00%, 12/1/12			410	392
				3,375
Metals (3.5%)
Foundation PA Coal Co.
7.25%, 8/1/14			170	173
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)(e)(f)		515	@—
Massey Energy Co.
6.875%, 12/15/13	(a)		880	867
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(d)(e)(f)		1,595	@—
Novelis, Inc.
7.25%, 2/15/15	(a)		1,310	1,264
Republic Technologies International LLC/RTI Capital Corp.
13.75%, 7/15/09	(d)(e)(f)		720	@—

UCAR Finance, Inc.
10.25%, 2/15/12			696	746
				3,050
Retail (1.9%)
Brown Shoe Co., Inc.
8.75%, 5/1/12			415	440
Linens ‘N Things, Inc.
10.37%, 1/15/14	(a)(b)		710	715
Phillips-Van Heusen
7.25%, 2/15/11			475	487
				1,642
Services (3.0%)
Allied Waste North America
5.75%, 2/15/11	(a)		475	455
8.50%, 12/1/08			265	280
8.875%, 4/1/08	(g)		476	502
Buhrmann US, Inc.
7.875%, 3/1/15			195	198
8.25%, 7/1/14			525	549
MSW Energy Holdings LLC/MSW Energy Finance Co, Inc.
8.50%, 9/1/10			105	112
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10			495	512
				2,608
Telecommunications (2.1%)
AXtel SA
11.00%, 12/15/13			462	526
Esprit Telecommunications Group plc
11.50%, 12/15/07	(d)(e)(f)	DEM	665	@—
Exodus Communications, Inc.
11.625%, 7/15/10	(d)(e)(f)	$1,068		@—
Qwest Communications International, Inc.
8.25%, 2/15/09	(b)		515	529
Qwest Corp.
5.625%, 11/15/08			115	115
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(d)(e)(f)		2,591	@—
14.00%, 2/15/10	(d)(e)(f)		1,476	@—
Wind Acquisition Finance S.A.
10.75%, 12/1/15	(a)		600	651
				1,821
Transportation (7.7%)
Amsted Industries, Inc.
10.25%, 10/15/11	(a)		960	1,063
ArvinMeritor, Inc.
8.75%, 3/1/12			225	223
Ford Motor Co.
7.45%, 7/16/31			600	449
Ford Motor Credit Co.
5.625%, 10/1/08	(g)		515	471
General Motors Acceptance Corp.
4.375%, 12/10/07			585	543
6.875%, 9/15/11			280	261
General Motors Corp.
7.125%, 7/15/13			245	184
8.375%, 7/15/33			1,095	808
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12			710	717
Sonic Automotive, Inc.
8.625%, 8/15/13	(g)		1,250	1,256
TRW Automotive, Inc.
9.375%, 2/15/13			607	659
				6,634
Utilities (7.2%)
AES Corp. (The)
8.875%, 2/15/11			59	64
9.00%, 5/15/15	(a)(g)		570	621

9.375%, 9/15/10		88	96
CMS Energy Corp.
7.50%, 1/15/09		560	579
Colorado Interstate Gas Co.
6.80%, 11/15/15	(a)	400	409
Ipalco Enterprises, Inc.
8.625%, 11/14/11		165	181
Monongahela Power Co.
5.00%, 10/1/06	(g)	570	569
Nevada Power Co.
8.25%, 6/1/11		355	392
9.00%, 8/15/13		306	339
Northwest Pipeline Corp.
8.125%, 3/1/10		115	122
Ormat Funding Corp.
8.25%, 12/30/20	(g)	758	784
PSEG Energy Holdings LLC
8.625%, 2/15/08	(g)	1,201	1,258
Southern Natural Gas Co.
8.875%, 3/15/10		235	251
Williams Cos., Inc.
7.875%, 9/1/21		455	491
			6,156
Wireless Communications (2.1%)
Rural Cellular Corp.
9.41%, 3/15/10	(b)	305	314
SBA Communications Corp.
8.50%, 12/1/12		412	460
SBA Telecommunications, Inc./SBA Communications Corp.
0.00%, 12/15/11	(c)	479	460
UbiquiTel Operating Co.
9.875%, 3/1/11		505	554
			1,788
TOTAL CORPORATE BONDS AND NOTES (Cost $83,196)			80,294

		Shares
COMMON STOCKS (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.		38,480	3
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(i)	1,105	@—
XO Holdings, Inc.	(i)	959	4
			4
Utilities (0.0%)
PNM Resources, Inc.	(e)	356	9
TOTAL COMMON STOCKS (Cost $1,950)			16

		No. of
		Warrants
WARRANTS (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(i)	1,918	1
XO Holdings, Inc., Series B, expiring 1/16/10	(i)	1,533	1
XO Holdings, Inc., Series C, expiring 1/16/10	(i)	1,533	@—
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11	(a)(e)(f)(i)	1,677	@—
TOTAL WARRANTS (Cost $0)			2

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (6.6%)
Repurchase Agreement (6.6%)
J.P. Morgan Securities, Inc. 4.73%,
dated 3/31/06, due 4/3/06
repurchase price $5,640 (Cost $5,638)	(h)	$5,638	5,638
TOTAL INVESTMENTS + (100%)
(Cost $90,829)			85,950
LIABILITIES IN EXCESS OF OTHER ASSETS			(7,949)
NET ASSETS			$78,001

(a)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2006.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(d)	Security is in default.
(e)	Security has been deemed illiquid — At March 31, 2006.
(f)	Security was valued at fair value — At March 31, 2006, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(g)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2006.
(h)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3 .60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(i)	Non-income producing security.
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $90,829,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $4,879,000 of which $2,362,000 related to appreciated securities and $7,241,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
DEM	German Mark
EUR	Euro
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver		Value	Settlement	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	193	$235	6/27/06	USD	233	$233	$(2)
EUR	461	561	6/27/06	USD	556	556	(5)
EUR	884	1,077	6/27/06	USD	1,065	1,065	(12)
EUR	1,701	2,072	6/27/06	USD	2,050	2,050	(22)
		$3,945				$3,904	$(41)

USD	— United States Dollar

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006